Equity Method Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Longterm investments	$ 2,133	$ 1,445
Chongqing Changhui Culture Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	1,450	929
Wasu Digital Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	362	457
Chunqiu Charm Culture Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments		59
Guangdong Nanfang Media New Broadcast Co., Ltd.
Schedule of Equity Method Investments [Line Items]
Longterm investments	$ 321